Acquisitions - Summary of Fair Value of the Assets Acquired and the Liabilities Assumed(Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020
Medical Segment [Member] | SunNuclear [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, Gross		$ 261.9
Business combination, Deferred consideration paid	$ 15.0
Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		17 years	15 years
Customer Relationships [Member] | Maximum [Member] | Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		11 years	17 years
Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		6 years	6 years
Customer Relationships [Member] | Minimum [Member] | Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		10 years	7 years
Trade Names [Member] | Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		7 years	5 years
Trade Names [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		9 years	9 years
Trade Names [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		5 years	5 years
Noncompete Agreements [Member] | Maximum [Member] | Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		3 years
Noncompete Agreements [Member] | Minimum [Member] | Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		2 years
Developed Technology Rights [Member] | Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life			7 years
Developed Technology Rights [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		16 years	16 years
Developed Technology Rights [Member] | Maximum [Member] | Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		10 years
Developed Technology Rights [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		3 years	3 years
Developed Technology Rights [Member] | Minimum [Member] | Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life		7 years
Order or Production Backlog [Member] | Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets, Weighted average useful life			1 year